Asset Retirement Obligations	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

Note 6.  Asset Retirement Obligations

The Partnership’s asset retirement obligations primarily relate to the Partnership’s portion of future plugging and abandonment of wells and related facilities. The following table represents a reconciliation of the asset retirement obligations for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010

	(In thousands)

Asset retirement obligations at beginning of year	$82,722	$70,891	$56,482
Liabilities added from acquisitions or drilling	5,958	9,700	11,785
Liabilities removed upon sale of wells	(1,795)	(64)	(19)
Liabilities settled	(91)	(229)	(39)
Accretion expense	4,377	4,032	3,111
Revision of estimates	178	(774)	(429)
Liabilities retained by our predecessor	--	(834)	--

Asset retirement obligations at end of year	$91,349	$82,722	$70,891